IMPAIRMENT, NET OF REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impairment charges
Impairment charge related to property, plant and equipment		$ 21.5
Reversal of impairment charges		97.0
Impairment, net of reversals		$ 21.5
Tax expense (recovery) on impairment charge	$ (83.6)
Paracatu
Impairment charges
Impairment charge related to property, plant and equipment	253.0
Tax expense (recovery) on impairment charge	(86.0)
Carrying amounts of property, plant and equipment	1,275.6
Tasiast
Impairment charges
Reversal of impairment charges	142.9
Carrying amounts of property, plant and equipment	1,417.5
Fort Knox
Impairment charges
Reversal of impairment charges	88.6
Tax expense (recovery) on impairment charge	2.4
Carrying amounts of property, plant and equipment	$ 420.2